Table of Contents


LETTER TO SHAREHOLDERS ....................................................    2

COMMENTS FROM
INVESTMENT ADVISOR ........................................................    3

PORTFOLIO INVESTMENT RETURNS
        Small/Mid Cap Equity Portfolio ....................................    4
        Core Equity Portfolio .............................................    5
        Balanced Portfolio ................................................    6
        Intermediate Fixed Income Portfolio ...............................    7

SCHEDULEs OF INVESTMENTS
        Small/Mid Cap Equity Portfolio ....................................    8
        Core Equity Portfolio .............................................   11
        Balanced Portfolio ................................................   15
        Intermediate Fixed Income Portfolio ...............................   20

STATEMENTS OF
ASSETS AND LIABILITIES ....................................................   22

STATEMENTS OF OPERATIONS ..................................................   23

STATEMENTS OF CHANGES
IN NET ASSETS .............................................................   24

FINANCIAL HIGHLIGHTS ......................................................   26

NOTES TO FINANCIAL STATEMENTS .............................................   28

DIRECTORY OF FUNDS'
SERVICE PROVIDERS .........................................................   30

INDEX DESCRIPTIONS ........................................................   30

                   Rainier Investment Management Mutual Funds
                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                 (800) 248-6314

This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, call (800) 248-6314 for a free prospectus. Read it carefully before you invest or send money.

                             LETTER TO SHAREHOLDERS

     Dear Shareholders,

     As Chairman of Rainier Investment Management No-Load Mutual Funds and a fellow shareholder in the Funds, I'd like to express my appreciation for your valued investment in one or more of the four Portfolios covered in this report. If you are a new shareholder, welcome! This Semi-Annual Report contains unaudited financial statements for the six months ending September 30, 1996. The audited Annual Report is produced as of March 31 of each year.

     As you review this Semi-Annual Report, you will find commentary describing the general environment of the equity and fixed-income capital markets. Also, you will see summaries for each of the four Portfolios, which provide performance information for the last six months, followed by investment total returns. Finally, this Semi-Annual Report contains financial statements detailing the expenses of the Portfolios and the Portfolio holdings as of September 30, 1996.

     I am pleased to report to the shareholders that the Funds are operating to our complete satisfaction. The Funds continue to grow steadily. The back office is running smoothly. The Portfolio returns have been very strong in a difficult, but surprisingly resilient, market environment. Once again, the Funds have been the subject of several favorable articles by the national financial media. Forbes, Financial World and Money Magazine have recently featured our disciplined and successful equity management process.

     Also of interest to shareholders is a new policy governing our relationship with brokers with whom we do business in the purchase and sale of securities. To avoid any potential conflict of interest, the employees of Rainier Investment Management, Inc.(R), the Advisor to the Funds, may not receive consideration of any nature from any broker. Participation in broker-sponsored activities with no obvious research content, such as sporting events and fishing trips, is not permitted. This new policy, in conjunction with our long standing Code of Ethics prohibiting our employees from purchasing individual securities for their own accounts, places the Rainier Investment Management Mutual Funds squarely on the side of our shareholders.

     New shareholders should know that most of the employees and all of the principals of Rainier Investment Management are shareholders in the Funds. As fellow shareholders, we experience first-hand the investment results of the Funds. Like you, we have children to educate, retirements to plan and dreams to finance.

     We are interested in your on-going feedback. If you have any ideas that can help us improve our service, please call us. Thank you again for your investment in the Rainier Investment Management Family of No-Load Mutual Funds. We look forward to the continued challenge and opportunity of meeting your investment needs.

                                      Sincerely,

                                      /s/ J. Glenn Haber

                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

     About the Advisor: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R) (RIM) located in Seattle, Washington. RIM is one of America's leading investment advisory firms, managing over $3.0 billion of discretionary assets for primarily institutional clients.

                                Equity Comments

     Led by large capitalization issues, the stock market zig-zagged its way to higher ground during the last six months. Investors had to endure a "sideways" market and above-average volatility before stocks rallied in August and September to register solid gains for the six-month period. The Standard & Poor's 500 Index gained 7.8%, while secondary indices such as the Russell Midcap(TM)Index and the Russell 2000(R)Index increased between 5-6%.


     In response to stronger economic growth, interest rates began to move higher in the spring. This upward trend in rates, coupled with a heavy supply of new stock (initial public offerings), triggered a sharp sell-off of stocks in July. Investor confidence was restored when it became apparent that the surge in economic growth seen in the spring was moderating. A firmer bond market encouraged stock investors, although market leadership was confined to a relatively narrow group of largely defensive "blue-chip" stocks.

     As we look toward the end of 1996 and to next year, we are cautious. We continue to find attractive opportunities in which to invest, but are also cognizant of the large increase in stock prices that has taken place during the last two years. The concentration of market leadership in a somewhat limited number of issues is a concern, as is the high degree of enthusiasm that continues to pervade the investment management industry and the general public. While we continue to be broadly diversified, we are leaning towards defensive holdings in our Portfolios and avoiding highly priced stocks.

James R. Margard, CFA
David A. Veterane, CFA
Peter M. Musser, CFA
Mark H. Dawson, CFA

                             FIXED INCOME COMMENTS

     The fixed-income markets finished the last six months priced to the view that the Federal Reserve is unlikely to raise interest rates during the remainder of the year. After a robust June quarter, the last three months moderated to the extent that, combined with benign inflation, the result is an economy able to move ahead without Fed interference. The markets experienced increased volatility during the summer months as employment data confirmed a full employment status, normally a precursor to wage and subsequent core inflation. Yet, the Fed held off raising rates and continues to do so into the election quarter.

     Overall, interest rates rose approximately 40 basis points and the yield curve steepened. Cash remained steady, due primarily to the demand for liquidity during a period of rising rates on longer bonds. Investment managers, in general, preferred shorter maturity portfolio composition than their comparative indices. An interesting divergence was the demand for lower-quality paper in order to add incremental return in a period that would call for a flight-to-quality strategy. The strength of corporate balance sheets and the continued tightening of corporate spreads to U.S. Treasuries have contributed to this search for "a little extra" yield. Credit quality among issuers has improved with a record number of upgrades to downgrades during this time period. Real returns after inflation remain good.

     Looking ahead, we expect to see bonds trade within narrow bands of today's levels with a slight bias to the lower end of rates. If the Fed tightens after the election, the market could perceive the move positively within the stated policy of moderate expansion.

Patricia L. Frost, CEO
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                                     [Logo]
                         Small/Mid Cap Equity Portfolio

     Objective: The Small/Mid Cap Equity Portfolio seeks to provide investors with maximum long-term capital appreciation. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

     Commentary: The Small/Mid Cap Portfolio enjoyed an excellent six-month period, with investment returns surpassing not only the Russell Midcap(TM) and Russell 2000(R) indices but also the S&P 500 Index. Performance during the summer "correction" was particularly strong. In July, when many benchmarks for smaller stocks were down 6-10%, the Portfolio declined slightly less than 5%. As stocks resumed their upward climb in the final two months of the period, the Portfolio continued to deliver solid relative performance. Financial, consumer cyclical and energy issues were particularly rewarding during the period. Among the stand-out stocks in these sectors were ITT Hartford (insurance), Washington Mutual (savings bank), Herman Miller (office furniture), Pep Boys (auto parts and service), Oryx Energy (oil and gas exploration) and Pennzoil (diversified energy). We continue to focus on identifying the most attractive growth opportunities without "overpaying." Although this strategy lagged behind many other growth funds early in the year, it is again demonstrating its merits in the choppy environment that we have seen in recent months.

COMPARISION OF CHANGE IN VALUE OF $10,000

                                        5/10/94        3/31/96        9/30/96
------------------------------------------------------------------------------
Small/Mid Cap Equity Portfolio           10,000         16,520         17,815
Standard & Poor's 500 Stock Index        10,000         15,190         16,368
Russel Mid-Cap(T) Index                  10,000         14,539         15,417
Consumer Price Index                     10,000         10,563         10,706



Total Returns for Periods Ending September 30,
                                                                  1996 Inception
                                      3 Months  9 Months   1 Year   to 9/30/96*
--------------------------------------------------------------------------------
Small/Mid Cap Equity Portfolio          6.3%      13.9%     22.8%      27.3%
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index       3.1       13.6      20.4       22.9
--------------------------------------------------------------------------------
Russell Midcap(TM) Index                3.1       12.4      16.1       19.8
--------------------------------------------------------------------------------
Consumer Price Index                    0.7        2.8       3.0        2.9
--------------------------------------------------------------------------------
                                           *Average annual return since 5/10/94.


See page 30 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                                     [Logo]
                             Core Equity Portfolio

     Objective: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

     Commentary: The stock market covered a lot of territory during the last six months. After surging to new highs in the spring, equities swooned in June and July, with high-priced technology issues bearing the brunt of the downturn. The correction was short and swift, however, as equities regained momentum in August and September. As the September quarter came to a close, the market was once again close to all-time highs. Despite considerable volatility, investor confidence remained high as interest rates resumed a modest decline and corporate profits continued to be robust. Large capitalization stocks have led the market in 1996, and the Core Equity Portfolio has benefited from its holdings in General Electric, Warner-Lambert, Bristol-Myers Squibb, Procter & Gamble, Intel, and Microsoft. While we are retaining our generally positive outlook for the market, the remarkable rise in stock prices during the last two years, and the generally bullish sentiment of both Wall Street and the general public are a concern. We, therefore, continue to concentrate on aspects of our strategy that reduce risk--broad diversification, reasonable valuation, industry leadership and dividend yield.

COMPARISON OF CHANGE IN VALUE OF $10,000

                                        5/10/94        3/31/96        9/30/96
------------------------------------------------------------------------------
Core Equity Portfolio                    10,000         16,341         17,815
Standard & Poor's 500 Stock Index        10,000         15,190         16,368
Consumer Price Index                     10,000         10,563         10,706


Total Returns for Periods Ending  September 30, 1996
                                                                    Inception
                                      3 Months 9 Months    1 Year  to 9/30/96*
--------------------------------------------------------------------------------
Core Equity Portfolio                   4.2%     13.6%      21.6%      26.5%
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index       3.1      13.6       20.4       22.9
--------------------------------------------------------------------------------
Consumer Price Index                    0.7       2.8        3.0        2.9
--------------------------------------------------------------------------------
                                           *Average annual return since 5/10/94.


See page 30 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                                     [Logo]
                               Balanced Portfolio

     Objective: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

     Commentary: The Balanced Portfolio recorded a solid return during the last six months, rising just over 4%. Stocks were again led by large "blue-chip" issues such as Bristol-Myers Squibb, General Electric, Intel, Travelers, ConAgra, Abbott Labs, Boeing and Atlantic Richfield. Investor attention during the six-month period was focused on a potential increase in interest rates. Signs of moderating growth in the late summer, however, caused the Federal Reserve to hold rates steady, thereby boosting the fortunes of the bond market. The improved outlook for interest rates has been a key factor in helping both stocks and bonds to recover from their summer downturn. Furthermore, to the benefit of stocks, corporate profits have held up well, and prospects for growth in the final leg of the 1996 calendar year look reasonably good. We continue to use a 55-60% equity allocation as our target range in the Portfolio.

COMPARISION OF CHANGE IN VALUE OF $10,000

                                        5/10/94        3/31/96        9/30/96
------------------------------------------------------------------------------
Balanced Portfolio                       10,000         15,190         14,773
Standard & Poor's 500 Stock Index        10,000         14,094         16,368
Balanced Index                           10,000         13,241         13,917
Consumer Price Index                     10,000         10,563         10,706


Total Returns for Periods Ending September 30, 1996
                                                                     Inception
                                   3 Months    9 Months    1 Year   to 9/30/96*
--------------------------------------------------------------------------------
Balanced Portfolio                   2.9%        7.6%       14.2%     17.7%
--------------------------------------------------------------------------------
Balanced Index (50/40/10)            2.4         7.8        12.6      14.8
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index    3.1        13.6        20.4      22.9
--------------------------------------------------------------------------------
Lehman Brothers Government/
Corporate Intermediate Bond Index    1.8         1.6         5.1       7.6
--------------------------------------------------------------------------------
Consumer Price Index                 0.7         2.8         3.0       2.9
--------------------------------------------------------------------------------
                                           *Average annual return since 5/10/94.


See page 30 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                                     [Logo]
                      Intermediate Fixed Income Portfolio

     Objective: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

     Commentary: For the six-month period ending September, the overall level of interest rates rose approximately 40 basis points, but activity within the period was choppy and uncertain. Investors were concerned that the Federal Reserve might move to raise rates to slow a strong economy, which resulted in rising daily trading volatility. The Portfolio benefited most during this time period by maintaining a higher commitment to cash equivalents, shorter maturity intermediate bonds and higher quality individual credits. The financial sector continued to perform well as yield spreads tightened relative to U.S. Treasury issues. The Portfolio participated heavily in this sector within its corporate bond allocation and continued to hold a strong position in Treasury issues. Overall, credit quality remains at AA. If the economy continues at a moderate pace and shows evidence of slowing from the last quarter, cash will be committed to longer intermediate bonds to capture the current range of interest rates. We will continue to move within our overall philosophy of high quality and current income.

COMPARISION OF CHANGE IN VALUE OF $10,000

                                        5/10/94        3/31/96        9/30/96
------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio      10,000         16,520         11,635
Lehman Intermediate Bond Index           10,000         11,421         11,902
Consumer Price Index                     10,000         10,563         10,706


Total Returns for Periods Ending September 30, 1996
                                                                    Inception
                                      3 Months  9 Months   1 Year  to 9/30/96*
--------------------------------------------------------------------------------
Intermediate Fixed Income Portfolio     1.4%      1.2%      4.5%      6.5%
--------------------------------------------------------------------------------
Lehman Brothers Government/
Corporate Intermediate Bond Index       1.8       1.6       5.1       7.6
--------------------------------------------------------------------------------
91-Day Treasury Bill Index              1.3       3.9       5.3       5.3
--------------------------------------------------------------------------------
Consumer Price Index                    0.7       2.8       3.0       2.9
--------------------------------------------------------------------------------
                                           *Average annual return since 5/10/94.

See page 30 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                   Par Value          Value
                                                   ---------          -----
VARIABLE RATE DEMAND NOTES
(4.22%)
American Family
        5.1956%     12-31-2031                      $687,756        $ 687,756
General Mills
        5.1900%     12-31-2031                       249,102          249,102
Johnson Controls Inc.
        5.2160%     12-31-2031                     1,864,492        1,864,492
Pitney Bowes
        5.1946%     12-31-2031                       195,000          195,000
Sara Lee Corp.
        5.1744%     12-31-2031                       395,000          395,000
Southwestern Bell Corp.
        5.1757%     12-31-2031                       160,000          160,000
Warner-Lambert Co.
        5.1660%     12-31-2031                       440,847          440,847
Wisconsin Electric
        5.2356%     12-31-2031                       454,000          454,000
                                                                   ----------

TOTAL DEMAND NOTES (cost $4,446,198)                               $4,446,198
                                                                   ----------

Common Stocks (94.59%)                                Shares          Value
                                                      ------          -----
Autos and Transportation (1.61%)
Air Transportation (1.60%)
Alaska Air Group Inc.                                 48,000       $1,026,000
Southwest Airlines Co.                                29,000          663,375
                                                                   ----------
                Total Air Transportation                            1,689,375
                                                                   ----------
Consumer Discretionary (15.61%)
Consumer Products (0.44%)
Lancaster Colony Corp.                                12,000          459,000
                                                                   ----------

Household Equipment and Products (1.36%)
Black & Decker Corp.                                  34,400        1,427,600
                                                                   ----------

Leisure Time (0.21%)
The Coleman Co. Inc.                                  15,000          221,250
                                                                   ----------

Miscellaneous Business & Consumer Discretionary (0.65%)
Herman Miller Inc.                                    17,000          688,500

Publishing/Miscellaneous (1.31%)
Devon Group Inc.                                      24,950          586,325
The McGraw-Hill Companies                             18,550          790,694
                                                                   ----------
                Total Publishing/Miscellaneous                      1,377,019
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                      Shares          Value
                                                      ------          -----
Publishing/Newspapers (1.67%)
Knight-Ridder Inc.                                    21,900       $  810,300
The New York Times Co.                                28,000          945,000
                                                                   ----------
                Total Publishing/Newspapers                         1,755,300
                                                                   ----------

Restaurants (0.87%)
Wendy's International Inc.                            42,500          913,750
                                                                   ----------

Retail (7.03%)
General Nutrition Companies Inc.                      30,150          529,509
Lands' End Inc.                                       22,050          474,075
Price/Costco Inc.                                     42,550          872,275
Sotheby's Holdings Inc.                               63,150        1,034,081
Staples Inc.                                          55,950        1,241,391
The Pep Boys-Manny, Mo & Jack                         29,050        1,034,906
The TJX Companies                                      4,400          157,850
The Talbots Inc.                                      18,500          555,000
Zale Corp.                                            68,450        1,497,344
                                                                   ----------
                Total Retail                                        7,396,431
                                                                   ----------
Textiles Apparel Mfrs. (0.76%)
Quiksilver Inc.                                       32,000          800,000
                                                                   ----------

Toys (1.32%)
Cannondale Corp.                                      59,850        1,391,513
                                                                   ----------

Total Consumer Discretionary                                       16,430,362
                                                                   ----------

Consumer Staples (3.45%)
Foods (3.45%)
Dole Food Company Inc.                                41,000        1,722,000
Iowa Beef Processing Inc.                             32,850          763,763
Smithfield Foods Inc.                                 36,850        1,146,956
                                                                   ----------
                Total Foods                                         3,632,719
                                                                   ----------
Financial Services (17.61%)
Banks/Outside New York City (7.40%)
Bank of Boston                                        35,200        2,037,200
Commerce Bancorp                                      29,300          772,788
First American Corp.                                  27,100        1,300,800
Magna Group Inc.                                      36,550        1,023,400
North Fork Bancorp                                     4,950          155,925
Signet Banking Corp.                                  32,200          861,350
SouthTrust Corp.                                      36,000        1,098,000
Union Bank of California                              11,000          544,500
                                                                   ----------
                Total Banks/Outside New York City                   7,793,963
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                      Shares           Value
                                                      ------           -----
Finance Companies (0.41%)
Beneficial Corp.                                       7,475       $  429,813
                                                                   ----------
Finance/Small Loan (1.13%)
Student Loan Marketing Ass'n                          16,000        1,194,000
                                                                   ----------

Insurance/Life (2.47%)
ReliaStar Financial Corp.                             20,000          950,000
The Guarantee Life Cos. Inc.                          34,300          681,713
Western National Corp.                                52,000          968,500
                                                                   ----------
                Total Insurance/Life                                2,600,213
                                                                   ----------

Insurance/Mortgage (1.01%)
The PMI Group Inc.                                    20,000        1,062,500
                                                                   ----------

Insurance/Multi-Line (0.49%)
ITT Hartford Group Inc.                                8,750          516,250
                                                                   ----------

Miscellaneous/Financial Services (1.14%)
Advanta Corp.                                         27,950        1,194,863
                                                                   ----------

Savings and Loan (3.55%)
Bank United Corp.                                     27,600          686,550
Peoples Heritage Financial Group                      37,000          864,875
Standard Federal Bank                                 29,800        1,363,350
Washington Federal Inc.                               34,990          826,639
                                                                   ----------

                Total Savings and Loan                              3,741,414
                                                                   ----------

Total Financial Services                                           18,533,014
                                                                   ----------

Health Care (10.01%)
Biotechnology Research and Production (1.86%)
North American Biological Inc.                        94,000        1,116,250
Pathogenesis                                          47,650          845,788
                                                                   ----------
                Total Biotechnology Research and Production         1,962,038
                                                                   ----------
Drugs and Pharmaceuticals (3.86%)
ALPHARMA Inc.                                         42,300          660,938
Mallinckrodt Group Inc.                               14,300          595,238
R P Scherer Corp.                                     26,800        1,306,500
Watson Pharmaceuticals Inc.                           40,000        1,500,000
                                                                   ----------
                Total Drugs and Pharmaceuticals                     4,062,675
                                                                   ----------
Electronics/Medical Systems (1.15%)
DENTSPLY International Inc.                           27,100        1,205,950
                                                                   ----------

Health and Personal Care (1.20%)
Olsten Corp.                                          50,900        1,266,138
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                      Shares           Value
                                                      ------           -----

Health Care Management Services (0.42%)
Coventry Corp.                                        37,100       $  442,881
                                                                   ----------

Medical and Dental Instruments and Supplies (1.52%)
Stryker Corp.                                         23,900          719,988
Vital Signs Inc.                                      42,800          877,400
                                                                   ----------
                Total Medical and Dental
                Instruments and Supplies                            1,597,388
                                                                   ----------
Total Health Care                                                  10,537,069
                                                                   ----------

Integrated Oils (3.70%)
Oils/Integrated Domestic (3.70%)
Amerada Hess Corp.                                    15,900          840,713
Coastal Corp.                                         15,125          623,906
Kerr-McGee Corp.                                      26,000        1,582,750
Pennzoil Co.                                          16,000          846,000
                                                                   ----------
                Total Oils/Integrated Domestic                      3,893,369
                                                                   ----------

Materials and Processing (6.85%)
Agriculture Fishing and Ranching (0.66%)
Pioneer Hi-Bred International Inc.                    11,400          689,700
                                                                   ----------

Building/Cement (1.04%)
Southdown Inc.                                        44,400        1,093,350
                                                                   ----------

Chemicals (1.17%)
Sigma-Aldrich Corp.                                   16,000          912,000
The B.F. Goodrich Co.                                  7,000          315,875
                                                                   ----------
                Total Chemicals                                     1,227,875
                                                                   ----------
Fertilizers (1.20%)
Mississippi Chemical Corp.                            54,100        1,264,588
                                                                   ----------

Metal Fabricating (1.24%)
Precision Castparts Corp.                             27,000        1,309,500
                                                                   ----------

Paper (0.99%)
Willamette Industries                                 15,925        1,043,088
                                                                   ----------

Paints & Coatings (0.55%)
RPM Inc.                                              35,300          582,450
                                                                   ----------

Total Materials and Processing                                      7,210,550
                                                                   ----------

See accompanying "Notes To Financial Statements"

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                      Shares           Value
                                                      ------           -----

Other Energy (4.63%)
Machinery/Oil Well Equipment and Services (2.46%)
Oryx Energy Co.                                       64,000       $1,136,000
Weatherford International Inc.                        20,250          554,344
Western Atlas Inc.                                    14,500          902,625
                                                                   ----------
                Total Machinery/Oil Well
                Equipment and Services                              2,592,969
                                                                   ----------
Oil/Crude Producers (2.17%)
Devon Energy Corp.                                    24,050          613,275
Santa Fe Energy Resources                             20,000          285,000
Union Texas Petroleum Holdings                        64,000        1,384,000
                                                                   ----------
                Total Oil/Crude Producers                           2,282,275
                                                                   ----------
Total Other Energy                                                  4,875,244
                                                                   ----------
Producer Durables (10.70%)
Aerospace (1.44%)
Sundstrand Corp.                                      39,000        1,521,000
                                                                   ----------
Diversified Production (3.50%)
Case Corp.                                            27,000        1,316,250
Crane Co.                                             20,000          887,500
EG&G Inc.                                             57,500        1,027,813
Harnischfeger Industries Inc.                         11,850          447,338
                                                                   ----------
                Total Diversified Production                        3,678,900
                                                                   ----------
Homebuilding (0.59%)
Kaufman and Broad Home Corp.                          48,000          624,000
                                                                   ----------
Identification Control and Filter Devices (1.24%)
Honeywell Inc.                                        11,200          707,000
Hubbell Inc.                                          10,000          370,000
Pall Corp.                                             8,000          226,000
                                                                   ----------
                Total Identification Control
                and Filter Devices                                  1,303,000
                                                                   ----------
Machine Tools (0.46%)
Snap-on Inc.                                          15,000          481,875
                                                                   ----------
Machinery/Agricultural (0.69%)
AGCO Corp.                                            28,550          728,025
                                                                   ----------
Machinery/Industrial and Specialty (1.36%)
Applied Power                                         33,000        1,051,875
Ingersoll-Rand Co.                                     8,050          382,375
                                                                   ----------
                Total Machinery/
                Industrial and Specialty                           1,434,250
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                      Shares           Value
                                                      ------           -----

Production Technology Equipment (1.42%)
KLA Instruments Corp.                                 40,000       $  900,000
Novellus Systems Inc.                                 14,000          596,750
                                                                   ----------
                Total Production Technology Equipment               1,496,750
                                                                   ----------

Total Producer Durables                                            11,267,800
                                                                   ----------
Technology (8.54%)
Computer Services Software and Systems (2.26%)
Cadence Design Systems Inc.                           41,000        1,465,750
Mentor Graphics Corp.                                103,350          917,231
                                                                   ----------
                Total Computer Services Software
                and Systems                                         2,382,981
                                                                   ----------
Computer Technology (1.97%)
Cabletron Systems                                     30,400        2,078,600
                                                                   ----------
Electronics/Semi-Conductors/Components (3.54%)
Analog Devices Inc.                                   45,400        1,231,475
Atmel Corp.                                           68,050        2,101,044
Merix Corp.                                           20,500          394,625
                                                                   ----------
                Total Electronics/
                Semi-Conductors/Components                          3,727,144
                                                                   ----------
Electronics/Technology (0.76%)
Symbol Technologies Inc.                              17,400          800,400
                                                                   ----------
Total Technology                                                    8,989,125
                                                                   ----------
Utilities and REITs (11.88%)
Electrical (2.23%)
New York State Electric & Gas                         38,500          847,000
Pinnacle West Capital Corp.                           20,000          592,500
TECO Energy Inc.                                      38,300          909,625
                                                                   ----------
                Total Electrical                                    2,349,125
                                                                   ----------
Gas Distributors (2.76%)
Consolidated Natural Gas Co.                          15,700          841,913
Eastern Enterprises                                   35,900        1,355,225
PanEnergy Corp.                                       20,500          709,813
                                                                   ----------
                Total Gas Distributors                              2,906,950
                                                                   ----------
Real Estate Investment Trusts (3.78%)
American Health Properties                            25,000          546,875
Cali Realty Corp.                                     16,000          434,000
Innkeepers USA Trust                                  45,000          506,250
LTC Properties Inc.                                   18,000          294,750
Meditrust                                             27,300          945,263
Nationwide Health Properties Inc.                     45,000          990,000
Omega Healthcare Investors Inc.                        8,700          261,000
                                                                   ----------
                Total Real Estate Investment Trusts                 3,978,138
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULES OF INVESTMENTS
September 30, 1996
(Unaudited)
                       RIM Small/Mid Cap Equity Portfolio

                                                      Shares           Value
                                                      ------           -----
Telecommunications (3.10%)
Century Telephone Enterprises                         41,350       $1,421,406
Frontier Corp.                                        52,000        1,384,501
Tele Danmark ADS                                      19,500          460,687
                                                                   ----------
                Total Telecommunications                            3,266,594
                                                                   ----------
Total Utilities and REITs                                          12,500,807
                                                                   ----------
TOTAL COMMON STOCKS
(cost $93,545,238)                                                $99,559,433
                                                                 ============
TOTAL INVESTMENTS IN
SECURITIES (98.81%)
(cost $97,991,436)                                               $104,005,631
                                                                 ============
OTHER ASSETS
LESS LIABILITIES (1.19%)                                           $1,254,470
                                                                 ============
Net Assets (100.00%)                                             $105,260,101
                                                                 ============

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                    Par Value         Value
                                                    ---------         -----
VARIABLE RATE DEMAND NOTES
(5.29%)
American Family
        5.1956%     12-31-2031                      $827,277        $ 827,277
Eli Lilly
        5.0182%     12-31-2031                       510,375          510,375
General Mills
        5.1900%     12-31-2031                       490,000          490,000
Johnson Controls Inc.
        5.2160%     21-31-2031                     4,142,122        4,142,122
Pitney Bowes
        5.1946%     12-31-2031                       220,000          220,000
Sara Lee Corp.
        5.1744%     12-31-2031                     1,092,769        1,092,769
Southwestern Bell Corp.
        5.1757%     12-31-2031                       610,000          610,000
Warner-Lambert Co.
        5.1660%     12-31-2031                     1,595,041        1,595,041
Wisconsin Electric
        5.2356%     12-31-2031                       222,500          222,500
                                                                   ----------
TOTAL DEMAND NOTES
(cost $9,710,084)                                                  $9,710,084
                                                                   ----------

                                                    Shares            Value
                                                    ------            -----
COMMON STOCKS
(96.89%)
Basic Industry (5.24%)
Building Construction (0.47%)
Southdown Inc.                                        34,975         $861,259
                                                                   ----------
Chemical/Fertilizer (0.54%)
Mississippi Chemical Corp.                            42,750          999,281
                                                                   ----------
Chemical/Major (1.29%)
E.I. duPont de Nemours and Co.                        26,750        2,360,688
                                                                   ----------
Chemical/Specialty (1.71%)
Air Products and Chemicals Inc.                       15,000          873,750
RPM Inc.                                              21,000          346,500
Sigma-Aldrich Corp.                                   20,025        1,141,425
The B.F. Goodrich Co.                                 17,100          771,637
                                                                   ----------
                Total Chemical/Specialty                            3,133,312
                                                                   ----------
Paper and Forest Products (1.22%)
Weyerhaeuser Co.                                      15,950          735,694
Willamette Industries                                 22,950        1,503,225
                                                                   ----------
                Total Paper and Forest Products                     2,238,919
                                                                   ----------
Total Basic Industry                                                9,593,459
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                     Shares          Values
                                                     ------          ------
Capital Goods (7.80%)
Aerospace/Industrial (2.39%)
Ingersoll-Rand Co.                                     4,400       $  209,000
Crane Co.                                             12,000          532,500
Precision Castparts Corp.                             31,950        1,549,575
Sundstrand Corp.                                      53,450        2,084,550
                                                                   ----------
                Total Aerospace/Industrial                          4,375,625
                                                                   ----------
Agriculture/Construction Equipment (1.77%)
AGCO Corp.                                            38,900          991,950
Applied Power                                         29,700          946,687
Case Corp.                                            17,975          876,281
Deere & Co.                                           10,250          430,500
                                                                   ----------
                Total Agriculture/
                Construction Equipment                              3,245,418
                                                                   ----------
Construction Mining Equipment (0.43%)
Harnischfeger Industries Inc.                         21,000          792,750
                                                                   ----------
Electric Equipment (3.02%)
General Electric Co.                                  60,875        5,539,625
                                                                   ----------
Miscellaneous Capital Goods (0.20%)
Hubbell Inc.                                           9,800          362,600
                                                                   ----------
Total Capital Goods                                                14,316,018
                                                                   ----------
Consumer Cyclical (9.18%)
Apparel/Manufacturing (0.40%)
Quiksilver Inc.                                       29,125          728,125
                                                                   ----------
Automotive and Related (1.64%)
General Motors Corp.                                  15,000          720,000
Goodyear Tire and Rubber                              30,525        1,407,966
Snap-on Inc.                                          27,525          884,241
                                                                   ----------
                Total Automotive and Related                        3,012,207
                                                                   ----------
Bicycle (0.36%)
Cannondale Corp.                                      28,550          663,787
                                                                   ----------
Hardware/Tools (0.66%)
Black & Decker Corp.                                  28,975        1,202,462
                                                                   ----------
Publishing (0.23%)
Devon Group Inc.                                      18,150          426,525
                                                                   ----------
Retail (5.89%)
Federated Department Stores Inc.                      39,000        1,306,500
General Nutrition Companies Inc.                      52,350          919,397
Price/Costco Inc.                                     76,350        1,565,175
Sotheby's Holdings Inc.                               56,250          921,094

See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                     Shares          Values
                                                     ------          ------

Retail - Continued
Staples Inc.                                          67,150       $1,489,891
The Pep Boys-Manny, Mo & Jack                         33,800        1,204,125
The TJX Companies                                     33,000        1,183,875
The Talbots Inc.                                       9,575          287,250
Wal-Mart Stores Inc.                                  17,550          462,881
Zale Corp.                                            67,225        1,470,547
                                                                   ----------
                Total Retail                                       10,810,735
                                                                   ----------
Total Consumer Cyclical                                            16,843,841
                                                                   ----------
Consumer Services (4.06%)
Healthcare Services (1.16%)
Coventry Corp.                                        52,000          620,750
Olsten Corp.                                          60,825        1,513,022
                                                                   ----------
                Total Healthcare Services                           2,133,772
                                                                   ----------
Publishing/Newspaper (1.76%)
Knight-Ridder Inc.                                    42,700        1,579,900
The New York Times Co.                                48,850        1,648,687
                                                                   ----------
                Total Publishing/Newspaper                          3,228,587
                                                                   ----------
Publishing/Printing (0.64%)
The McGraw-Hill Companies                             27,600        1,176,450
                                                                   ----------
Restaurants (0.49%)
Wendy's International Inc.                            42,000          903,000
                                                                   ----------
Total Consumer Services                                             7,441,809
                                                                   ----------
Consumer Staples (22.19%)
Biotechnology (0.80%)
North American Biologicals Inc.                      109,825        1,304,172
Pathogenesis                                           9,600          170,400
                                                                   ----------
                Total Biotechnology                                 1,474,572
                                                                   ----------
Drugs (8.54%)
Bristol-Myers Squibb Co.                              46,225        4,454,934
Mallinckrodt Group Inc.                               13,200          549,450
Merck & Co.                                           13,000          914,875
RP Scherer Corp.                                      19,500          950,625
Rhone-Poulenc Rorer Inc.                              25,150        1,851,669
Schering-Plough Corp.                                 21,350        1,313,025
SmithKline Beecham PLC                                31,550        1,920,606
Warner-Lambert Co.                                    26,600        1,755,600
Watson Pharmaceuticals Inc.                           52,150        1,955,625
                                                                   ----------
                Total Drugs                                        15,666,409
                                                                   ----------

See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                     Shares          Values
                                                     ------          ------
Foods (6.31%)
Albertson's Inc.                                      22,750       $  958,344
ConAgra Inc.                                          42,775        2,106,669
Dole Food Company Inc.                                48,775        2,048,550
H.J. Heinz Co.                                        48,825        1,647,844
Iowa Beef Processing Inc.                             20,375          473,719
Pioneer Hi-Bred International Inc.                    14,400          871,200
Sara Lee Corp.                                        65,850        2,354,137
Smithfield Foods Inc.                                 35,675        1,110,384
                                                                   ----------
                Total Foods                                        11,570,847
                                                                   ----------
Hospital Supplies (2.62%)
Abbott Labs                                           35,575        1,752,069
DENTSPLY International Inc.                           26,200        1,165,900
Stryker Corp.                                         25,950          781,744
Vital Signs Inc.                                      53,600        1,098,800
                                                                   ----------
                Total Hospital Supplies                             4,798,513
                                                                   ----------
Household Products (1.97%)
Kimberly-Clark Corp.                                  15,500        1,370,344
Procter & Gamble Co.                                  22,950        2,237,625
                                                                   ----------
                Total Household Products                            3,607,969
                                                                   ----------
Miscellaneous Consumer Staples (0.16%)
Lancaster Colony Corp.                                 7,700          294,525
                                                                   ----------
Soft Drinks (0.46%)
PepsiCo Inc.                                          30,000          847,500
                                                                   ----------
Tobacco (1.34%)
Philip Morris Co. Inc.                                27,325        2,452,419
                                                                   ----------
Total Consumer Staples                                             40,712,754
                                                                   ----------
Credit Cyclical (0.44%)
Kaufman and Broad Home Corp.                          62,375          810,875
                                                                   ----------
Energy (10.03%)
Natural Gas Diversified (0.34%)
Coastal Corp.                                         15,300          631,125
                                                                   ----------
Oil/Gas Production (1.24%)
Devon Energy Corp.                                    20,000          510,000
Weatherford Enterra Inc.                              39,375        1,077,891
Western Atlas Inc.                                    11,075          689,419
                                                                   ----------
                Total Oil/Gas Production                            2,277,310
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                     Shares          Values
                                                     ------          ------

Oil/Integrated Domestic (7.85%)
Amerada Hess Corp.                                    24,725       $1,307,334
Atlantic Richfield Co.                                24,175        3,082,312
Kerr-McGee Corp.                                      42,675        2,597,841
Occidental Petroleum Corp.                            93,050        2,175,044
Oryx Energy Co.                                      103,250        1,832,687
Pennzoil Co.                                          19,000        1,004,625
Santa Fe Energy Resources                             28,000          399,000
Union Texas Petroleum Holdings                        92,825        2,007,341
                                                                   ----------
                Total Oil/Integrated Domestic                      14,406,184
                                                                   ----------
Oil/Integrated International (0.59%)
Mobil Corp.                                            9,375        1,085,156
                                                                   ----------
Total Energy                                                       18,399,775
                                                                   ----------
Financial (12.73%)
Banks (4.86%)
Bank of Boston                                        35,695        2,065,848
First American Corp.                                  17,800          854,400
Magna Group Inc.                                      13,050          365,400
PNC Bank Corp.                                        76,050        2,538,169
Peoples Heritage Financial Group                      26,300          614,762
Signet Banking Corp.                                  45,000        1,203,750
SouthTrust Corp.                                      12,700          387,350
Union Bank of California                              17,800          881,100
                                                                   ----------
                Total Banks                                         8,910,779
                                                                   ----------
Finance Company (0.52%)
Beneficial Corp.                                      16,475          947,312
                                                                   ----------
Financial Services (1.59%)
Advanta Corp.                                         33,305        1,425,712
American Express Co.                                  32,400        1,498,500
                                                                   ----------
                Total Financial Services                            2,924,212
                                                                   ----------
Insurance (2.71%)
CIGNA Corp.                                           16,525        1,980,934
ITT Hartford Group Inc.                               15,100          890,900
ReliaStar Financial Corp.                             23,625        1,122,187
The Guarantee Life Cos. Inc.                          10,000          198,750
Travelers Group Inc.                                  14,000          687,750
Western National Corp.                                 5,000           93,125
                                                                   ----------
                Total Insurance                                     4,973,646
                                                                   ----------
Miscellaneous Financial (0.56%)
Student Loan Marketing Ass'n                          13,725        1,024,228
                                                                   ----------
Mortgage Insurance (0.73%)
The PMI Group Inc.                                    25,075        1,332,109
                                                                   ----------

See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                     Shares          Values
                                                     ------          ------


Savings & Loan (1.76%)
Bank United Corp.                                     36,800       $  915,400
Standard Federal Bank                                 35,345        1,617,034
Washington Federal Inc.                               29,820          704,497
                                                                   ----------
                Total Savings & Loan                                3,236,931
                                                                   ----------
Total Financial                                                    23,349,217
                                                                   ----------
Technology (13.36%)
Aerospace (1.05%)
The Boeing Company                                    20,300        1,918,350
                                                                   ----------
Computer Software (2.15%)
Cadence Design Systems Inc.                           11,000          393,250
Mentor Graphics Corp.                                116,375        1,032,828
Microsoft Corp.                                       19,025        2,508,922
                                                                   ----------
                Total Computer Software                             3,935,000
                                                                   ----------
Computer Systems (1.48%)
International Business Machines                       10,010        1,246,245
Xerox Corp.                                           27,225        1,459,941
                                                                   ----------
                Total Computer Systems                              2,706,186
                                                                   ----------
Electronic Equipment (0.33%)
AMP Inc.                                              15,500          602,563
                                                                   ----------
Electronic Systems (1.83%)
EG&G Inc.                                             60,250        1,076,969
Honeywell Inc.                                        18,650        1,177,281
Symbol Technologies Inc.                              24,125        1,109,750
                                                                   ----------
                Total Electronic Systems                            3,364,000
                                                                   ----------
Networking Equipment (2.72%)
Cabletron Systems                                     45,900        3,138,412
Cisco Systems Inc.                                    29,913        1,856,476
                                                                   ----------
                Total Networking Equipment                          4,994,888
                                                                   ----------
Semi-Conductors & Related (3.80%)
Analog Devices Inc.                                   39,725        1,077,541
Atmel Corp.                                           55,475        1,712,791
Intel Corp.                                           24,800        2,366,850
KLA Instruments Corp.                                 55,850        1,256,625
Novellus Systems Inc.                                 13,275          565,847
                                                                   ----------
                Total Semi-Conductors & Related                     6,979,654
                                                                   ----------
Total Technology                                                   24,500,641
                                                                   ----------

See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
Unaudited

                            RIM Core Equity Portfolio

                                                     Shares          Values
                                                     ------          ------

Transportation (1.02%)
Airlines (1.02%)
Alaska Air Group Inc.                                $36,775       $  786,066
Southwest Airlines Co.                                47,125        1,077,984
                                                                   ----------
                Total Airlines                                      1,864,050
                                                                   ----------
Utilities and REITs (10.84%)
Communications (6.00%)
AT&T Corp.                                            48,250        2,521,062
Ameritech Corp.                                       50,350        2,649,669
Century Telephone Enterprise                          40,925        1,406,797
Frontier Corp.                                        34,650          922,556
GTE Corp.                                             90,875        3,498,687
                                                                   ----------
                Total Communications                               10,998,771
                                                                   ----------
Electric (1.74%)
New York State Electric & Gas                         57,075        1,255,650
Pinnacle West Capital Corp.                           21,125          625,828
TECO Energy Inc.                                      55,450        1,316,937
                                                                   ----------
                Total Electric                                      3,198,415
                                                                   ----------
Natural Gas (1.40%)
Consolidated Natural Gas Co.                          22,350        1,198,519
Eastern Enterprises                                   20,375          769,156
PanEnergy Corp.                                       17,400          602,475
                                                                   ----------
                Total Natural Gas                                   2,570,150
                                                                   ----------
Real Estate Investment Trusts (1.70%)
American Health Properties                            12,325          269,609
Cali Realty Corp.                                     21,000          569,625
Innkeepers USA Trust                                  47,000          528,750
LTC Properties Inc.                                   10,300          168,662
Meditrust                                             30,350        1,050,869
Nationwide Health Properties Inc.                     12,500          275,000
Omega Health Investors Inc.                            8,700          261,004
                                                                   ----------
                Total Real Estate Investment Trusts                 3,123,519
                                                                   ----------
Total Utilities and REITs                                          19,890,855
                                                                   ----------
TOTAL COMMON STOCKS
(cost $165,890,999)                                              $177,723,294
                                                                 ------------
TOTAL INVESTMENTS
IN SECURITIES (102.18%)
(cost $175,601,083)                                              $187,433,378
                                                                 ------------
LIABILITIES LESS
OTHER ASSETS (-2.18%)                                             ($3,995,294)
                                                                 ------------
Net Assets (100.00%)                                             $183,438,084
                                                                 ============
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                    Par Value         Value
                                                    ---------         -----
VARIABLE RATE DEMAND NOTES
(5.34%)
American Family
        5.1956%     12-31-2031                      $ 20,000      $   783,867
General Mills
        5.1900%     12-21-2031                       800,000          140,000
Johnson Controls Inc.
        5.2160%     12-31-2031                       204,177          204,177
Pitney Bowes
        5.1946%     12-31-2031                       319,000           78,366
Southwestern Bell Corp.
        5.1757%     12-31-2031                       555,000          201,354
Wisconsin Electric
        5.2356%     12-31-2031                       225,000          540,688
                                                                  -----------
TOTAL DEMAND NOTES
(cost $1,948,452)                                                  $1,948,452
                                                                  -----------

LONG-TERM DEBT SECURITIES (36.22%)
U.S. Treasury Obligations (17.61%)
U.S. Treasury Notes
        6.8750%     02-28-1997                      $200,000         $201,312
        5.2500%     07-31-1998                       100,000           98,625
        7.5000%     10-31-1999                       400,000          413,125
        7.8750%     11-15-1999                       200,000          208,750
        7.1250%     02-29-2000                       400,000          409,250
        6.7500%     04-30-2000                     1,000,000        1,011,562
        5.7500%     10-31-2000                       700,000          683,156
        7.7500%     02-15-2001                       970,000        1,017,590
        7.5000%     11-15-2001                       200,000          208,750
        6.3750%     08-15-2002                       475,000          471,734
        6.2500%     02-15-2003                       425,000          418,359
        5.7500%     08-15-2003                       700,000          667,406
        7.2500%     08-15-2004                       600,000          621,187
                                                                  -----------
Total U.S. Treasury Obligations                                     6,430,806
                                                                  -----------
Government--Regional (0.42%)
Ontario Global Bond
        7.3750%     01-27-2003                       150,000          153,739
                                                                  -----------
Regional Government--
Agency (0.14%)
Hydro Quebec
        7.3750%     02-01-2003                        50,000           50,822
                                                                  -----------

See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                    Par Value         Value
                                                    ---------         -----
Corporate Bonds (18.05%)
Industrials (0.22%) McKesson Corp.
        8.6250%     02-01-1998                      $ 50,000      $    51,510
PepsiCo Inc.
        7.0000%     11-15-1996                        30,000           30,045
                                                                  -----------
                Total Industrials                                      81,555
                                                                  -----------
Finance Companies (17.83%)
Allstate Corp.
        5.8750%     06-15-1998                       150,000          149,097
American General Finance
        6.8750%     01-15-2000                        50,000           50,250
Associates Corp. of North America
Medium Term Note
        8.0000%     10-27-1999                        50,000           51,957
        6.3750%     06-01-2000                        75,000           74,265
        6.8400%     07-03-2001                       700,000          700,616
Associates Corp. of North America
        6.0000%     06-15-2000                        25,000           24,404
        7.5000%     04-15-2002                       100,000          102,717
Beneficial Corp. Medium Term Note
        8.0500%     04-02-1999                       100,000          103,529
Commercial Credit Co.
        6.8750%     05-01-2002                       200,000          199,423
        6.5000%     06-01-2005                       500,000          476,493
Dean Witter Discovry and Co.
        6.2500%     03-15-2000                        30,000           29,568
        6.7500%     08-15-2000                       200,000          199,745
Discover Credit
        7.9700%     05-07-1997                       100,000          101,270
Ford Motor Co.
        7.5000%     11-15-1999                        25,000           25,560
Ford Motor Credit Co.
        6.3750%     04-15-2000                       190,000          187,909
Ford Motor Credit Medium Term Note
        5.9000%     06-09-1998                        75,000           74,448
General Electric Capital
        6.6600%     05-01-2018/00                     75,000           74,971
GMAC Medium Term Note
        6.7500%     07-10-1997                       125,000          125,801
        7.5000%     11-04-1997                        50,000           50,729
Household Finance Co. Medium Term Note
        7.0000%     05-15-2000                       200,000          201,370
International Lease Finance
        8.1250%     01-15-1998                       150,000          153,544
        6.2500%     10-15-2000                       500,000          489,957
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                    Par Value         Value
                                                    ---------         -----
Merrill Lynch
        6.3750%     03-30-1999                      $ 50,000      $    49,842
        7.3750%     08-17-2002                        30,000           30,490
        7.0500%     04-15-2003                        55,000           54,050
Merrill Lynch Medium Term Note
        7.0500%     06-04-2001                       350,000          351,225
Morgan Stanley Group Inc.
        5.6500%     06-15-1997                        35,000           34,940
        9.2500%     03-01-1998                       125,000          129,941
        5.7500%     02-15-2001                       500,000          478,918
        6.1250%     10-01-2003                       215,000          202,931
Sears Roebuck Acceptance Corp.
Medium Term Note
        7.1100%     06-19-2001                       650,000          656,465
SmithKline Beecham PLC Corp. Medium Term Note
        6.6250%     10-01-2005                        50,000           48,087
Texaco Capital Medium Term Note
        7.2500%     08-01-2002                       150,000          151,494
Travelers Inc.
        7.6250%     01-15-1997                        25,000           25,123
        6.7500%     04-15-2001                       500,000          497,986
USLIFE Corp.
        6.7500%     01-15-1998                       150,000          150,925
                                                                  -----------
                Total Finance Companies                             6,510,039
                                                                  -----------
Total Corporate Bonds                                               6,591,593
                                                                  -----------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $13,286,379)                                                $13,226,961
                                                                  -----------

COMMON STOCKS
(57.33%)                                             Shares
                                                    ---------
Basic Industry (3.52%)
Building Construction (0.19%)
Southdown Inc.                                         2,775          $68,334
                                                                  -----------
Chemical/Fertilizer (0.33%)
Mississippi Chemical Corp.                             5,100          119,213
                                                                  -----------
Chemical/Major (1.03%)
E.I. duPont de Nemours and Co.                         4,250          375,063
                                                                  -----------
Chemical/Specialty (0.83%)
Air Products and Chemicals Inc.                        2,000          116,500
RPM Inc.                                               4,000           66,000
The B.F. Goodrich Co.                                  1,400           63,175
Sigma-Aldrich Corp.                                    1,000           57,000
                                                                  -----------
                Total Chemical/Specialty                              302,675
                                                                  -----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                     Shares          Values
                                                     ------          ------
Paper and Forest Products (1.15%)
Weyerhaeuser Co.                                     $ 2,150      $    99,169
                                                                  -----------
Willamette Industries                                  4,900          320,950
                                                                  -----------
                Total Paper and Forest Products                       420,119
                                                                  -----------
Total Basic Industry                                                1,285,404
                                                                  -----------
Capital Goods (4.19%)
Aerospace/Industrial (1.36%)
Ingersoll-Rand Co.                                     1,000           47,500
Precision Castparts Corp.                              3,950          191,575
Sundstrand Corp.                                       6,600          257,400
                                                                  -----------
                Total Aerospace/Industrial                            496,475
                                                                  -----------
Agriculture/Construction Equipment (0.72%)
AGCO Corp.                                             1,700           43,350
Case Corp.                                             2,900          141,375
Deere & Co.                                            1,850           77,700
                                                                  -----------
                Total Agriculture/
                  Construction Equipment                              262,425
                                                                  -----------
Construction Mining Equipment (0.29%)
Harnischfeger Industries Inc.                          2,800          105,700
Electric Equipment (1.82%)
General Electric Co.                                   7,300          664,300
                                                                  -----------
Total Capital Goods                                                 1,528,900
                                                                  -----------
Consumer Cyclical (5.17%)
Apparel/Manufacturing (0.11%)
Quiksilver Inc.                                        1,575           39,375
                                                                  -----------
Automotive and Related (1.13%)
General Motors Corp.                                   2,025           97,200
Goodyear Tire & Rubber                                 5,000          230,625
Snap-on Inc.                                           2,625           84,328
                                                                  -----------
                Total Automotive and Related                          412,153
                                                                  -----------
Hardware/Tools (0.66%)
Black & Decker Corp.                                   5,775          239,663
                                                                  -----------
Publishing (0.12%)
Devon Group Inc.                                       1,800           42,300
                                                                  -----------
Retail (3.16%)
Federated Department Stores Inc.                       2,500           83,750
General Nutrition Companies Inc.                       5,950          104,497
Price/Costco Inc.                                      9,050          185,525
Sotheby's Holdings Inc.                                3,750           61,406
Staples Inc.                                           6,800          150,875
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                     Shares          Values
                                                     ------          ------
Retail - continued
The Pep Boys-Manny, Mo & Jack                       $  3,800       $  135,375
Wal-Mart Stores Inc.                                   7,350          193,856
Zale Corp.                                            10,875          237,891
                                                                   ----------
                Total Retail                                        1,153,175
                                                                   ----------
Total Consumer Cyclical                                             1,886,666
                                                                   ----------
Consumer Services (2.33%)
Healthcare Services (0.82%)
Coventry Corp.                                         8,000           95,500
Olsten Corp.                                           8,150          202,731
                                                                   ----------
                Total Healthcare Services                             298,231
                                                                   ----------
Publishing/Newspaper (0.95%)
Knight-Ridder Inc.                                     3,500          129,500
The New York Times Co.                                 6,500          219,375
                                                                   ----------
                Total Publishing/Newspaper                            348,875
                                                                   ----------
Publishing/Printing (0.38%)
The McGraw-Hill Companies                              3,300          140,663
                                                                   ----------
Restaurants (0.18%)
Wendy's International Inc.                             3,000           64,500
                                                                   ----------
Total Consumer Services                                               852,269
                                                                   ----------
Consumer Staples (13.18%)
Biotechnology (0.35%)
North American Biologicals Inc.                       10,875          129,141
                                                                   ----------
Drugs (5.05%)
Bristol-Myers Squibb Co.                               5,900          568,613
Mallinckrodt Group Inc.                                2,650          110,306
RP Scherer Corp.                                       2,250          109,688
Rhone Poulenc Rorer Inc.                               3,050          224,556
Schering-Plough Corp.                                  2,950          181,425
SmithKline Beecham PLC                                 2,750          167,406
Warner-Lambert Co.                                     3,450          227,700
Watson Pharmaceuticals Inc.                            6,800          255,000
                                                                   ----------
                Total Drugs                                         1,844,694
                                                                   ----------
Foods (4.13%)
Albertson's Inc.                                       4,400          185,350
ConAgra Inc.                                           6,375          313,969
Dole Food Company Inc.                                 5,550          233,100
H.J. Heinz Co.                                         7,025          237,094
Iowa Beef Processing Inc.                              2,675           62,194
Pioneer Hi-Bred International Inc.                     1,650           99,825
Sara Lee Corp.                                         8,200          293,150
Smithfield Foods Inc.                                  2,625           81,703
                                                                   ----------
                Total Foods                                         1,506,385
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                     Shares          Values
                                                     ------          ------
Hospital Supplies (1.32%)
Abbott Labs                                         $  4,825       $  237,631
DENTSPLY International Inc.                            2,400          106,800
Vital Signs Inc.                                       6,750          138,375
                                                                   ----------
                Total Hospital Supplies                               482,806
                                                                   ----------
Household Products (1.18%)
Kimberly-Clark Corp.                                   2,250          198,281
Procter & Gamble Co.                                   2,400          234,000
                                                                   ----------
                Total Household Products                              432,281
                                                                   ----------
Soft Drinks (0.26%)
PepsiCo Inc.                                           3,400           96,050
                                                                   ----------
Tobacco (0.88%)
Philip Morris Co. Inc.                                 3,600          323,100
                                                                   ----------
Total Consumer Staples                                              4,814,457
                                                                   ----------
Credit Cyclical (0.27%)
Kaufman and Broad Home Corp.                           7,625           99,125
                                                                   ----------
Energy (5.93%)
Natural Gas Diversified (0.35%)
Coastal Corp.                                          3,125          128,906
                                                                   ----------
Oil/Gas Production (0.54%)2
Devon Energy Corp.                                     2,775           70,763
Weatherford Enterra Inc.                               4,675          127,978
                                                                   ----------
                Total Oil/Gas Production                              198,741
                                                                   ----------
Oil/Integrated Domestic (4.73%)
Amerada Hess Corp.                                     2,825          149,372
Atlantic Richfield Co.                                 2,950          376,125
Kerr-McGee Corp.                                       5,025          305,897
Occidental Petroleum Corp.                            13,500          315,563
Oryx Energy Co.                                       12,200          216,550
Pennzoil Co.                                           3,000          158,625
Union Texas Petroleum Holdings                         9,450          204,356
                                                                   ----------
                Total Oil/Integrated Domestic                       1,726,488
                                                                   ----------
Oil/Integrated International (0.30%)
Mobil Corp.                                              950          109,963
                                                                   ----------
Total Energy                                                        2,164,098
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                     Shares          Values
                                                     ------          ------
Financial (7.90%)
Banks (3.76%)
Bank of Boston                                      $  4,785       $  276,932
Commerce Bancorp                                       3,400           89,675
First American Corp.                                   3,750          180,000
Magna Group Inc.                                       3,150           88,200
PNC Bank Corp.                                         8,950          298,706
Peoples Heritage Financial Group                       6,000          140,250
Signet Banking Corp.                                   4,000          107,000
SouthTrust Corp.                                       3,600          109,800
Union Bank of California                               1,650           81,675
                                                                   ----------
                Total Banks                                         1,372,238
                                                                   ----------
Finance Company (0.19%)
Beneficial Corp.                                       1,225           70,438
                                                                   ----------
Financial Services (1.14%)
Advanta Corp.                                          4,050          173,138
American Express Co.                                   5,250          242,813
                                                                   ----------
                Total Financial Services                              415,951
                                                                   ----------
Insurance (1.45%)
CIGNA Corp.                                            1,500          179,813
ITT Hartford Group Inc.                                1,500           88,500
ReliaStar Financial Corp.                              4,125          195,938
Travelers Group Inc.                                   1,350           66,319
                                                                   ----------
                Total Insurance                                       530,570
                                                                   ----------
Miscellaneous Financial (0.37%)
Student Loan Marketing Ass'n                           1,800          134,325
                                                                   ----------
Savings & Loan (0.99%)
Standard Federal Bank                                  4,875          223,031
Washington Federal Inc.                                5,860          138,443
                                                                   ----------
                Total Savings & Loan                                  361,474
                                                                   ----------
Total Financial                                                     2,884,996
                                                                   ----------
Technology (6.95%)
Aerospace (0.85%)
The Boeing Company                                     3,275          309,488
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                     Shares          Values
                                                     ------          ------
Computer Software (1.25%)
Mentor Graphics Corp.                               $ 14,675       $  130,241
Microsoft Corp.                                        2,475          326,391
                                                                   ----------
                Total Computer Software                               456,632
                                                                   ----------
Computer Systems (0.91%)
International Business Machines                        1,450          180,525
Xerox Corp.                                            2,825          151,491
                                                                   ----------
                Total Computer Systems                                332,016
                                                                   ----------
Electronic Equipment (0.21%)
AMP Inc.                                               2,000           77,500
Electronic Systems (0.69%)
EG&G Inc.                                              5,250           93,844
Honeywell Inc.                                         1,000           63,125
Symbol Technologies Inc.                               2,100           96,600
                                                                   ----------
                Total Electronic Systems                              253,569
                                                                   ----------
Networking Equipment (1.40%)
Cabletron Systems Inc.                                 5,150          352,131
Cisco Systems Inc.                                     2,550          158,259
                                                                   ----------
                Total Networking Equipment                            510,390
                                                                   ----------
Semi-Conductors & Related (1.64%)
Atmel Corp.                                            7,050          217,669
Intel Corp.                                            2,550          243,366
KLA Instruments Corp.                                  6,050          136,125
                                                                   ----------
                Total Semi-Conductors & Related                       597,160
                                                                   ----------
Total Technology                                                    2,536,755
                                                                   ----------
Transportation (0.64%)
Airlines (0.64%)
Alaska Air Group Inc.                                  4,175           89,241
Southwest Airlines Co.                                 6,375          145,828
                                                                   ----------
                Total Airlines                                        235,069
                                                                   ----------
Utilities and REITs (7.25%)
Communications (3.97%)
AT&T Corp.                                             5,400          282,150
Ameritech Corp.                                        6,700          352,588
Century Telephone Enterprise                           7,475          256,953
Frontier Corp.                                         4,175          111,159
GTE Corp.                                             11,625          447,563
                                                                   ----------
                Total Communications                                1,450,413
                                                                   ----------
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                             RIM Balanced Portfolio

                                                     Shares          Values
                                                     ------          ------
Electric (1.55%)
New York State Electric & Gas                       $  9,075      $   199,650
Pinnacle West Capital Corp.                            3,375           99,984
TECO Energy Inc.                                      11,250          267,188
                                                                  -----------
                Total Electric                                        566,822
                                                                  -----------
Natural Gas (0.78%)
Consolidated Natural Gas Co.                           1,475           79,097
Eastern Enterprises                                    4,325          163,269
PanEnergy Corp.                                        1,250           43,275
                                                                  -----------
                Total Natural Gas                                     285,641
                                                                  -----------
Real Estate Investment Trusts (0.95%)
American Health Properties                             2,025           44,297
Innkeepers USA Trust                                   7,500           84,375
LTC Properties Inc.                                    2,550           41,756
Meditrust                                              3,000          103,875
Omega Healthcare Investors Inc.                        2,400           72,000
                                                                  -----------
                Total Real Estate Investment Trusts                   346,303
                                                                  -----------
Total Utilities and REITs                                           2,649,179
                                                                  -----------
TOTAL COMMON STOCKS
(cost $19,756,585)                                                $20,936,918
                                                                  -----------
TOTAL INVESTMENTS
IN SECURITIES (98.89%)
(cost $34,991,416)                                                $36,112,331
                                                                  -----------
OTHER ASSETS LESS
LIABILITIES (1.11%)                                                  $405,362
                                                                  -----------
Net Assets (100.00%)                                              $36,517,693
                                                                  ===========
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                    RIM Intermediate Fixed Income Portfolio

                                                    Par Value         Value
                                                    ---------         -----
VARIABLE RATE DEMAND NOTES (33.07%)
American Family
        5.1956%     12-31-2031                     $ 752,314       $  752,314
General Mills
        5.1900%     12-31-2031                       588,868          588,868
Johnson Controls Inc.
        5.2160%     12-31-2031                       696,397          696,397
Pitney Bowes
        5.1946%     12-31-2031                       748,297          748,297
Sara Lee Corp.
        5.1744%     12-31-2031                       436,720          436,720
Southwestern Bell Corp.
        5.1757%     12-31-2031                       752,314          752,314
Warner-Lambert Co.
        5.1660%     12-31-2031                       752,314          752,314
Wisconsin Electric
        5.2356%     12-31-2031                       404,209          404,209
                                                                   ----------
TOTAL DEMAND NOTES
(cost $5,131,433)                                                  $5,131,433
                                                                   ----------
CERTIFICATES OF DEPOSIT &
OTHER SHORT-TERM INSTRUMENTS (6.44%)                Par Value         Value
Bank of NY Wilmington
        9.1500%     01-06-1998                     $  10,000          $10,000
U.S. Treasury Bill
        5.0600%     12-12-1996                       989,420          989,420
                                                                   ----------
TOTAL CERTIFICATES
OF DEPOSIT & other
SHORT-TERM INSTRUMENTS
(cost $999,420)                                                      $999,420
                                                                   ----------
LONG-TERM DEBT SECURITIES (59.59%)

U.S. Treasury Obligations (30.90%)
Certificate of Accrual Treasury Securities
        7.1300%     11-15-1999                     $ 100,000          $82,092
U.S. Treasury Notes
        8.5000%     05-15-1997                       300,000          305,344
        6.7500%     05-31-1997                       225,000          226,688
        9.0000%     05-15-1998                       325,000          339,726
        6.3750%     01-15-1999                       250,000          251,172
        7.0000%     04-15-1999                       125,000          127,305
        7.8750%     11-15-1999                       270,000          281,813
        7.1250%     02-29-2000                       300,000          306,938
        6.7500%     04-30-2000                       200,000          202,312
        7.7500%     02-15-2001                       380,000          398,643
        7.5000%     11-15-2001                       600,000          626,250
        6.3750%     08-15-2002                       500,000          496,563
        6.2500%     02-15-2003                       350,000          344,531
        5.7500%     08-15-2003                       300,000          286,031
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                    RIM Intermediate Fixed Income Portfolio

                                                    Par Value         Value
                                                    ---------         -----
U.S. Treasury Obligations - Continued
        7.2500%     05-15-2004                      $300,000       $  310,500
        7.2500%     08-15-2004                       200,000          207,062
                                                                   ----------
Total U.S. Treasury Obligations                                     4,792,969
                                                                   ----------
U.S. Agency Obligations (0.99%)
Federal Farm Credit Bank (FFCB)
Medium Term Note
        7.5500%     03-25-1999                       150,000          154,215
                                                                   ----------
Government--Regional (0.92%)
Ontario Global Bond
        7.3750%     01-27-2003                       140,000          143,490
                                                                   ----------
Regional Government--
Agency (0.82%)
Hydro Quebec
        7.3750%     02-01-2003                       125,000          127,056
                                                                   ----------
Corporate Bonds (25.96%)
Asset-Backed Security (2.81%)
JC Penney Master Credit Card Trust
        9.6250%     06-30-2000                       400,000          435,236
                                                                   ----------
Industrials (1.19%)
PepsiCo Inc.
        7.0000%     11-15-1996                       185,000          185,276
                                                                   ----------
Finance Companies (21.96%)
Allstate Corp.
        5.8750%     06-15-1998                       250,000          248,494
American General Finance
        6.8750%     01-15-2000                        25,000           25,125
Associates Corp. of North America
Medium Term Note
        6.3750%     06-01-2000                        25,000           24,755
        6.8400%     07-03-2001                       300,000          300,264
Associates Corp. of North America
        7.5000%     05-15-1999                        50,000           51,155
CNA Financial Note
        8.8750%     03-01-1998                       225,000          232,711
Commercial Credit Co.
        6.5000%     06-01-2005                       300,000          285,896
Dean Witter Discovry and Co.
        6.2500%     03-15-2000                        40,000           39,424
Discover Credit Medium Term Note
        8.3500%     05-06-1999                       100,000          104,079
Ford Motor Co.
        7.5000%     11-15-1999                        25,000           25,560
Ford Motor Credit Co.
        6.3750%     04-15-2000                        75,000           74,175
See accompanying "Notes To Financial Statements"

SCHEDULE OF INVESTMENTS
September 30, 1996
(Unaudited)
                    RIM Intermediate Fixed Income Portfolio

                                                    Par Value         Value
                                                    ---------         -----
Ford Motor Credit Medium Term Note
        5.9000%     06-09-1998                      $ 50,000       $   49,632
General Electric Capital
        6.6600%     05-01-2018/00                    130,000          129,950
GMAC Medium Term Note
        7.5000%     11-04-1997                       135,000          136,967
        6.5000%     12-06-2004                       500,000          475,713
International Lease Finance
        6.2500%     10-15-2000                       200,000          195,983
Merrill Lynch
        7.2500%     05-15-1997                        50,000           50,409
        6.3750%     03-30-1999                        25,000           24,921
        7.0500%     06-04-2001                       100,000          100,350
        7.0500%     04-15-2003                       100,000           98,273
Morgan Stanley Group Inc.
        6.1250%     10-01-2003                       100,000           94,387
        6.3750%     12-05-2003                        25,000           23,792
Nordstrom Credit Medium Term Note
        7.8900%     02-14-2000                       400,000          413,795
USLIFE Corp.
        6.7500%     01-15-1998                       200,000          201,234
                                                                  -----------
                Total Finance Companies                             3,407,044
                                                                  -----------
Total Corporate Bonds                                               4,027,556
                                                                  -----------
TOTAL LONG-TERM
DEBT SECURITIES
(cost $9,189,899)                                                 $ 9,245,286
                                                                  -----------
TOTAL INVESTMENTS
IN SECURITIES (99.10%)
(cost $15,320,752)                                                $15,376,139
                                                                  -----------
other assets less
Liabilities (0.90%)                                               $   140,132
                                                                  -----------
Net Assets (100.00%)                                              $15,516,271
                                                                  ===========
See accompanying "Notes To Financial Statements"

                      Statements of Assets and Liabilities

Rainier Investment Management Mutual Funds
September 30, 1996
(unaudited)

                                                 Small/Mid                     Intermediate
                                                 Cap Equity     Core Equity      Balanced      Fixed Income
                                                 Portfolio       Portfolio       Portfolio       Portfolio
                                                -----------------------------------------------------------
Assets
Investments in securities at market value
(cost of $97,991,436, $175,601,083,
$34,991,416 and $15,320,752, respectively)      $104,005,631    $187,433,378    $36,112,331     $15,376,139
Receivables
        Investment securities sold                 2,135,725       2,006,030        426,479               -
        Dividends and interest                        94,202         347,939        300,732         213,898
Net deferred organization costs                       12,202          12,202         12,202          12,202
Prepaid expenses                                      37,720          38,121          9,463           5,878
                                                -----------------------------------------------------------
                Total assets                     106,285,480     189,837,670     36,861,207      15,608,117
                                                -----------------------------------------------------------
Liabilities
Payables for investment securities purchased         905,053       6,226,617         45,650               -
Distributions to shareholders                              -               -        259,247          68,483
Due to Investment Advisor (Note 3)                    97,256         160,153         24,327           1,237
Other accrued expenses                                23,070          12,816         14,290          22,126
                                                -----------------------------------------------------------
                Total liabilities                  1,025,379       6,399,586        343,514          91,846
                                                -----------------------------------------------------------
Net assets                                      $105,260,101    $183,438,084    $36,517,693     $15,516,271
                                                ===========================================================
Composition of
net assets
        Paid-in capital                          $95,136,190    $166,301,914    $34,410,321     $15,469,112
        Accumulated undistributed
        (overdistributed) net investment income       73,240         364,432            104          (3,634)
        Accumulated undistributed
        net realized gain (loss) on investments    4,036,475       4,939,443        986,354          (4,593)
        Net unrealized appreciation
        on investments                             6,014,196      11,832,295      1,120,914          55,386
                                                -----------------------------------------------------------
Net assets                                      $105,260,101    $183,438,084    $36,517,693     $15,516,271
                                                ===========================================================
Number of shares issued and outstanding
(unlimited shares authorized) no par value         5,720,578      10,176,505      2,516,965       1,268,210
                                                ===========================================================
Net asset value per share                             $18.40          $18.03         $14.51          $12.23
                                                ===========================================================

See accompanying "Notes To Financial Statements"

                            Statements of Operations

Rainier Investment Management Mutual Funds
For the six months ended September 30, 1996
(unaudited)

                                                       Small/Mid                                    Intermediate
                                                       Cap Equity     Core Equity     Balanced      Fixed Income
                                                       Portfolio       Portfolio     Portfolio        Portfolio
                                                     -----------------------------------------------------------
INVESTMENT INCOME
Income
        Dividend income                              $  783,158       $ 1,496,772    $  240,808       $       -
        Interest income                                  88,343           115,313       483,136         377,031
                                                     -----------------------------------------------------------
                Total Income                            871,501         1,612,085       723,944         377,031
                                                     -----------------------------------------------------------

Expenses
        Investment advisory fees (Note 3)               388,272           549,867       133,034          29,735
        Custodian fees                                    8,626            11,654         3,949           3,004
        Administration fees (Note 3)                     45,632            61,773        20,039          20,039
        Fund accounting fees                             14,437            16,328        13,492          11,311
        Transfer agent fees                               5,507             5,516         5,507           5,006
        Legal fees                                        2,613             3,740           773             394
        Distribution fees (Note 3)                      114,198           183,289        47,512          14,867
        Insurance                                         2,601             3,535         1,078             348
        Audit fees                                        8,467             8,467         8,467           8,467
        Miscellaneous fees                                1,496             2,491         1,003             752
        Reports to shareholders                             995             1,734           501             255
        Registration fees                                19,346            24,771        10,962           7,018
        Trustees fees                                     2,007             2,006         2,006           2,006
        Amortization of deferred organization costs       2,130             2,130         2,130           2,130
                                                     -----------------------------------------------------------
                Total expenses                          616,327           877,301       250,453         105,332
                Less: expenses recouped (reimbursed)
                  (Note 3)                               59,724            69,200       (24,295)        (48,835)
                                                     -----------------------------------------------------------
                Net expenses                            676,051           946,501       226,158          56,497
                                                     -----------------------------------------------------------
Net investment income                                   195,450           665,584       497,786         320,534
                                                     ===========================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments               4,032,774         4,942,524       986,703         (4,366)
Net change in unrealized appreciation
(depreciation) of investments                         2,436,038         5,926,393      (101,541)       (66,058)
                                                     -----------------------------------------------------------
Net gain (loss) on investments                        6,468,812        10,868,917       885,162        (70,424)
                                                     -----------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                      $6,664,262       $11,534,501    $1,382,948       $250,110
                                                     ===========================================================

See accompanying "Notes To Financial Statements"

                      STATEMENTS OF CHANGES IN NET ASSETS

Rainier Investment Management Mutual Funds
(unaudited)

                                                    Small/Mid Cap Equity Portfolio       Core Equity Portfolio
                                                    ------------------------------    -----------------------------
                                                     For the six   For the fiscal      For the six   For the fiscal
                                                     months ended    year ended       months ended     year ended
                                                      09/30/96        03/31/96          09/30/96        03/31/96
                                                    -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
      Net investment income                            $ 195,450       $ 219,991        $ 665,584       $ 564,271
      Net realized gain (loss) on investments sold     4,032,774       6,469,365        4,942,524       9,962,750
      Net change in unrealized appreciation
       (depreciation) on investments                   2,436,038       3,113,718        5,926,393       4,750,865
                                                    -------------------------------------------------------------
           Increase in net assets resulting
           from operations                             6,664,262       9,803,074       11,534,501      15,277,886
                                                    -------------------------------------------------------------
Distributions to shareholders
      From net investment income                        (190,768)       (174,847)        (509,931)       (414,862)
      From net realized gain on investments sold      (4,021,195)     (3,070,420)      (5,495,920)     (5,319,129)
                                                    -------------------------------------------------------------
            Total distributions                       (4,211,963)     (3,245,267)      (6,005,851)     (5,733,991)
                                                    -------------------------------------------------------------
Capital share transactions
      Proceeds from shares sold                       50,973,835      68,177,149       88,483,526      83,183,140
      Net asset value of shares issued on
       reinvestment of distributions                   4,124,373       2,037,533        5,513,062       5,016,780
      Cost of shares redeemed                        (31,785,036)     (7,397,555)     (23,752,498)    (10,508,694)
                                                    -------------------------------------------------------------
      Net increase from capital share transactions    23,313,172      62,817,127       70,244,090      77,691,226
                                                    -------------------------------------------------------------
Net increase in net assets                            25,765,471      69,374,934       75,772,740      87,235,121

NET ASSETS
Beginning of period                                   79,494,630      10,119,696      107,665,344      20,430,223
                                                    -------------------------------------------------------------
End of period                                       $105,260,101     $79,494,630     $183,438,084    $107,665,344
                                                    =============================================================

CHANGE IN SHARES
Shares sold                                            2,852,385       4,019,207        5,068,488       4,981,758
Shares issued on reinvestment of distributions           238,265         123,637          318,674         306,462
Redeemed                                              (1,814,492)       (427,002)      (1,353,890)       (621,227)
                                                    -------------------------------------------------------------
      Net increase                                     1,276,158       3,715,842        4,033,272       4,666,993
                                                    =============================================================

                                                                                                Intermediate
                                                              Balanced Portfolio           Fixed Income Portfolio
                                                       -----------------------------   ------------------------------
                                                        For the six   For the fiscal    For the six    For the fiscal
                                                        months ended    year ended     months ended      year ended
                                                         09/30/96        03/31/96        09/30/96         03/31/96
                                                       --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
      Net investment income                               $ 497,786       $ 598,335       $ 320,534       $ 444,329
      Net realized gain (loss) on investments sold          986,703       3,064,177          (4,366)         16,825
      Net change in unrealized appreciation
      (depreciation) on investments                       (101,541)        829,555         (66,058)        120,026
                                                       --------------------------------------------------------------
           Increase in net assets resulting
           from operations                               1,382,948       4,492,067         250,110         581,180
                                                       --------------------------------------------------------------
Distributions to shareholders
      From net investment income                          (498,113)       (587,477)       (324,165)       (444,289)
      From net realized gain on investments sold        (1,508,931)     (1,931,855)         (5,863)         (8,254)
                                                       --------------------------------------------------------------
            Total distributions                         (2,007,044)     (2,519,332)       (330,028)       (452,543)
                                                       --------------------------------------------------------------
Capital share transactions
     Proceeds from shares sold                          22,782,749      16,060,694       6,220,952       4,228,208
     Net asset value of shares issued on
     reinvestment of distributions                       1,908,813       2,334,948         307,353         404,112
     Cost of shares redeemed                           (19,629,391)     (2,012,747)       (672,441)     (1,390,314)
                                                       --------------------------------------------------------------
      Net increase from capital share transactions       5,062,171      16,382,895       5,855,864       3,242,006
                                                       --------------------------------------------------------------
Net increase in net assets                               4,438,075      18,355,630       5,775,946       3,370,643
NET ASSETS
Beginning of period                                     32,079,619      13,723,989       9,740,325       6,369,682
                                                       --------------------------------------------------------------
End of period                                          $36,517,694     $32,079,619     $15,516,271      $9,740,325
                                                       ==============================================================
CHANGE IN SHARES
Shares sold                                              1,545,312       1,124,356         508,289         337,423
Shares issued on reinvestment of distributions             134,144         166,862          25,138          32,613
Redeemed                                                (1,370,782)       (142,240)        (55,015)       (111,110)
                                                       --------------------------------------------------------------
                Net increase                               308,674       1,148,978         478,412         258,926
                                                       ==============================================================

See accompanying "Notes To Financial Statements"

                              Financial Highlights

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report. The calculations are based on average number of shares outstanding for each period.

Rainier Investment Management Mutual Funds
For a share outstanding throughout the period

                                                 Small/Mid Cap Equity Portfolio    Core Equity Portfolio
                                                 ------------------------------ ----------------------------
                                                  For the six   For the fiscal  For the six   For the fiscal
                                                  months ended    year ended    months ended   year ended
                                                   *09/30/96*      03/31/96      *09/30/96*      03/31/96
                                                 -----------------------------------------------------------
Net asset value, beginning of period                 $17.89         $13.89         $17.53         $13.84

Income from investment operations
        Net investment income                          0.04           0.05           0.07           0.11
        Net realized and unrealized
        gain (loss) on investments                     1.31           5.17           1.17           5.13
                                                   -----------------------------------------------------
                Total from investment operations       1.35           5.22           1.24           5.24
                                                   -----------------------------------------------------
Distributions
        From net investment income                    (0.04)         (0.06)         (0.06)         (0.11)
        From net realized gains                       (0.80)         (1.16)         (0.68)         (1.44)
                                                   -----------------------------------------------------
                Total distributions                   (0.84)         (1.22)         (0.74)         (1.55)
                                                   -----------------------------------------------------
Net asset value, end of period                       $18.40         $17.89         $18.03         $17.53
                                                   -----------------------------------------------------

Total return                                           7.84%**       38.38%          7.26%**       38.64%
                                                   =====================================================
Net assets at end of period (in 000's)             $105,260        $79,495       $183,438       $107,665
                                                   =====================================================
Ratio of expenses to average net assets***
        Before expense reimbursement/recoupment        1.35%          1.46%          1.20%          1.30%
        After expense reimbursement/recoupment         1.48%          1.48%          1.29%          1.29%
                                                   =====================================================

Ratio of net investment income to average
 net assets (net of expense
 reimbursement/recoupment)***                          0.43%          0.66%          0.91%          1.07%
                                                   =====================================================

Portfolio turnover rate                               64.51%        151.37%         60.04%        138.02%
                                                   =====================================================

Average commission rate paid                        $0.0588        $0.0562        $0.0592        $0.0575
                                                   =====================================================


                                                    Balanced Portfolio      Intermediate Fixed Income Portfolio
                                                --------------------------- -----------------------------------
                                                For the six  For the fiscal    For the six   For the fiscal
                                                months ended   year ended      months ended    year ended
                                                *09/30/96*      03/31/96        *09/30/96*      03/31/96
                                                ---------------------------------------------------------------
Net asset value, beginning of period              $14.53         $12.96           $12.33         $12.00

Income from investment operations
        Net investment income                       0.18           0.38             0.32           0.70
        Net realized and unrealized
        gain (loss) on investments                  0.51           2.82            (0.10)          0.34
                                                -------------------------------------------------------
                Total from investment operations    0.69           3.20             0.22           1.04
                                                -------------------------------------------------------
Distributions
        From net investment income                 (0.19)         (0.37)           (0.31)         (0.70)
        From net realized gains                    (0.52)         (1.26)           (0.01)         (0.01)
                                                -------------------------------------------------------
                Total distributions                (0.71)         (1.63)           (0.32)         (0.71)
                                                -------------------------------------------------------
Net asset value, end of period                    $14.51         $14.53           $12.23         $12.33
                                                =======================================================

Total return                                        4.82%**       25.58%            1.87%**        8.85%
                                                =======================================================

Net assets at end of period (in 000's)           $36,518        $32,080          $15,516         $9,740
                                                =======================================================

Ratio of expenses to average net assets***

        Before expense reimbursement/recoupment     1.32%          1.50%            1.77%          2.17%
        After expense reimbursement/recoupment      1.19%          1.19%            0.95%          0.95%
                                                =======================================================

Ratio of net investment income to average
 net assets (net of expense
 reimbursement/recoupment)***                       2.62%          2.76%            5.38%          5.69%
                                                =======================================================

Portfolio  turnover  rate                          68.56%        114.85%            2.49%         15.49%
                                                =======================================================

Average  commission  rate paid                   $0.0564        $0.0587                -              -
                                                =======================================================

__________________________________

*   Unaudited.
**  Not Annualized.
*** Annualized.
See accompanying "Notes To Financial Statements"

                          Notes to Financial Statements
                   Rainier Investment Management Mutual Funds
                               September 30, 1996
                                  (unaudited)
--------------------------------------------------------------------------------
Note 1. Organization

Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds.

A) Securities Valuation: The Funds invest in a range of securities, generally including equities and U.S. Government securities. Equity securities are valued at the last sale price (for exchange-listed securites) or last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. There were no such trades for the period ended September 30, 1996.

B) Securities Transactions, Dividends and Distributions: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

C) Federal Income Taxes: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gain to the shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes.

D) Deferred Organization Costs: Organization costs of $22,375 have been capitalized for each Fund as of April 8, 1994 and are being amortized over a period of 60 months beginning on the date the Funds' registration became effective. Rainier Investment Management, Inc.(R) (the "Investment Advisor") has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds' organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption.

E) Use of Estimates: The preparation of Financial Statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingency assets and liabilities at the date of the Financial Statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. Note 3. Investment Management Fee And Other Transactions

                   Rainier Investment Management Mutual Funds
                               September 30, 1996
                                  (unaudited)
--------------------------------------------------------------------------------

A) Investment Management Agreement: The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

               Small/Mid Cap Equity Portfolio               0.85%
               Core Equity Portfolio                        0.75%
               Balanced  Portfolio                          0.70%
               Intermediate  Fixed Income  Portfolio        0.50%

     Although not required to do so, the Investment Advisor has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

               Small/Mid Cap Equity Portfolio               1.48%
               Core Equity Portfolio                        1.29%
               Balanced  Portfolio                          1.19%
               Intermediate Fixed Income Portfolio          0.95%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges. This agreement may be terminated by either party upon 60 days' written notice.

B) Distribution Plan: The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

C) Administrative Service Agreement: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

             0.10% of first $100 million of average daily net assets 0.05% of next $100 million of average daily net assets 0.03% of average net assets over $200 million.

                   Rainier Investment Management Mutual Funds
                               September 30, 1996
                                  (unaudited)
--------------------------------------------------------------------------------

Note 4. Purchases and Sales of Securities

The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the period ended September 30, 1996 were as follows:

     Fund                                      Purchases             Sales
     ----                                      ---------             -----

     Small/Mid  Cap  Equity  Portfolio       $ 71,552,990         $56,925,346
     Core Equity Portfolio                    147,431,142          85,235,463
     Balanced  Portfolio                       25,471,243          21,970,069
     Intermediate  Fixed Income Portfolio       1,910,194             270,000

Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $1,427,453 and $1,287,834 respectively, and sold $225,000 and $0, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio.

The aggregate unrealized appreciation and depreciation of portfolio securities at September 30, 1996, based on costs for federal income tax purposes which are same as book costs, were as follows:


                                                Gross               Gross
                                             Unrealized          Unrealized
          Fund                              Appreciation        Depreciation
          ----                              ------------        ------------

     Small/Mid Cap
     Equity Portfolio                        $6,267,953           $253,757
     Core Equity Portfolio                   12,710,525            878,230
     Balanced Portfolio                       1,312,421            191,507
     Intermediate Fixed
     Income Portfolio                            55,386                  -

Note 5.  Related Party Transactions

Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $4,000 per year plus $1,000 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings.

                      DIRECTORY OF FUNDS' SERVICE PROVIDERS

Investment Advisor
Rainier Investment Management, Inc.,(R) 601 Union Street, Suite 2801, Seattle, WA 98101

Distributor
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

Administrator
Investment Company Administration Corporation, 2025 E. Financial Way, Suite 101, Glendora, CA 91741

Custodian, Transfer  Agent and Fund  Accountant
Firstar Trust Company, 615 E. Michigan Street, Milwaukee, WI 53202

Independent Auditors
KPMG Peat Marwick LLP, 3100 Two Union  Square,  601 Union  Street,  Seattle,  WA
98101

Legal Counsel
Heller Ehrman White & McAuliffe, 333 Bush Street, San Francisco, CA 94104




                               Index Descriptions
                               ------------------

The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation, and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell Midcap(TM) Index is an unmanaged index composed of the equities of companies ranging in value from approximately $1.0 to $6.5 billion, as of June 30, 1996.

The Lehman Brothers Government/Corporate Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years. The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Stock Index, 40% Lehman Brothers Government/Corporate Intermediate Bond Index, 10% 91-Day U.S. Treasury Bill Index.